OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2024
OPERATING SEGMENTS
Schedule of financial performance by operating segment
The CODM reviews the performance of the Bank using the following financial information by operating segment:

	Six months ended June 30, 2024
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Total interest and valuation on financial instruments	14,181,605	1,303,962	869,760	911,749	45	2	18,024	615,687	140,035	18,040,869

Interest income on loans and financial leases	13,357,143	1,110,143	764,182	849,663	45	—	2,998	481,788	142,021	16,707,983
Total debt investments	692,757	143,634	104,520	59,626	—	2	13,324	67,149	—	1,081,012
Derivatives, net	(10,287)	1,312	746	—	—	—	(2,059)	—	(1,986)	(12,274)
Total liquidity operations, net	141,992	48,873	312	2,460	—	—	3,761	66,750	—	264,148

Interest expenses	(6,072,945)	(630,941)	(209,191)	(371,131)	(85)	—	(86)	(330,292)	(81,294)	(7,695,965)

Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,108,660	673,021	660,569	540,618	(40)	2	17,938	285,395	58,741	10,344,904

Total credit impairment charges, net	(2,377,416)	(194,406)	(130,399)	(189,405)	(682)	40	(4)	(5,728)	(35,763)	(2,933,763)

Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	5,731,244	478,615	530,170	351,213	(722)	42	17,934	279,667	22,978	7,411,141

(Expenses) Income from transactions the operating segments of the Bank	(64,899)	(20,301)	(14,716)	(35,511)	(27,161)	5,593	40,753	189,247	(73,005)	—

Commissions income (1)	2,731,031	275,091	234,132	99,279	214,445	40,624	64,236	25,766	15,334	3,699,938
Commissions expenses	(1,367,225)	(122,593)	(103,018)	(38,787)	(1,822)	(83)	(4,644)	(5,426)	(25,570)	(1,669,168)

Total commissions, net	1,363,806	152,498	131,114	60,492	212,623	40,541	59,592	20,340	(10,236)	2,030,770

	Six months ended June 30, 2024
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Other operating income	303,552	25,301	23,702	53,070	5,127	925	1,987	5,522	951,227	1,370,413
Dividends and net income on equity investments (2)	(164,746)	6,761	4,400	1,497	14,495	(127,408)	3,096	14	121,123	(140,768)

Total operating income, net	7,168,957	642,874	674,670	430,761	204,362	(80,307)	123,362	494,790	1,012,087	10,671,556

Operating expenses (3)	(4,147,282)	(395,105)	(320,235)	(288,228)	(75,544)	(23,717)	(92,197)	(42,614)	(516,991)	(5,901,913)
Impairment, depreciation and amortization	(388,655)	(53,299)	(69,965)	(24,536)	(1,387)	(46)	(1,389)	(1,068)	(24,330)	(564,675)

Total operating expenses	(4,535,937)	(448,404)	(390,200)	(312,764)	(76,931)	(23,763)	(93,586)	(43,682)	(541,321)	(6,466,588)

Profit before income tax	2,633,020	194,470	284,470	117,997	127,431	(104,070)	29,776	451,108	470,766	4,204,968

(1)	For further information about income from contracts with customers, see Note 17.3. Commissions income, net.
(2)	For further information see Note 17.5. Dividends and net income on equity investments.
(3)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	Three months ended June 30, 2024
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Total interest and valuation on financial instruments	6,974,007	654,101	442,483	474,719	24	1	9,145	319,880	69,115	8,943,475

Interest income on loans and financial leases	6,625,836	554,851	388,082	443,257	24	—	1,465	251,616	71,101	8,336,232
Total debt investments	326,345	74,369	53,693	30,618	—	1	5,960	33,979	—	524,965
Derivatives, net	(17,405)	536	475	—	—	—	(208)	—	(1,986)	(18,588)
Total liquidity operations, net	39,231	24,345	233	844	—	—	1,928	34,285	—	100,866

Interest expenses	(2,938,174)	(317,537)	(104,070)	(189,332)	(51)	—	(44)	(167,883)	(39,795)	(3,756,886)

Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	4,035,833	336,564	338,413	285,387	(27)	1	9,101	151,997	29,320	5,186,589

Total credit impairment charges, net	(1,314,422)	(132,548)	(63,769)	(89,964)	(242)	(781)	(11)	(4,307)	(12,739)	(1,618,783)

Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	2,721,411	204,016	274,644	195,423	(269)	(780)	9,090	147,690	16,581	3,567,806

	Three months ended June 30, 2024
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
(Expenses) Income from transactions the operating segments of the Bank	(33,091)	(11,150)	(6,126)	(18,311)	(14,908)	2,374	21,416	97,141	(37,345)	—

Commissions income (1)	1,428,322	153,735	120,487	50,419	105,645	32,484	37,091	11,623	8,240	1,948,046
Commissions expenses	(758,361)	(66,497)	(53,738)	(20,343)	(957)	(53)	(2,348)	(2,888)	(13,050)	(918,235)

Total commissions, net	669,961	87,238	66,749	30,076	104,688	32,431	34,743	8,735	(4,810)	1,029,811

Other operating income	211,961	13,989	11,946	17,288	2,927	546	946	2,967	478,514	741,084
Dividends and net income on equity investments (2)	(161,152)	269	2,949	1,490	6,461	(137,689)	1,773	7	60,317	(225,575)

Total operating income, net	3,409,090	294,362	350,162	225,966	98,899	(103,118)	67,968	256,540	513,257	5,113,126

Operating expenses (3)	(2,139,808)	(201,793)	(160,649)	(144,610)	(37,510)	(12,340)	(44,617)	(23,133)	(233,856)	(2,998,316)
Impairment, depreciation and amortization	(199,244)	(27,023)	(36,613)	(12,600)	(732)	(19)	(713)	(478)	(12,311)	(289,733)

Total operating expenses	(2,339,052)	(228,816)	(197,262)	(157,210)	(38,242)	(12,359)	(45,330)	(23,611)	(246,167)	(3,288,049)

Profit before income tax	1,070,038	65,546	152,900	68,756	60,657	(115,477)	22,638	232,929	267,090	1,825,077

(1)	For further information about income from contracts with customers, see Note 17.3. Commissions income, net.
(2)	For further information see Note 17.5. Dividends and net income on equity investments.
(3)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	Six months ended June 30, 2023
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Total interest and valuation on financial instruments	14,316,497	1,496,620	915,137	1,023,001	17	5	23,074	563,931	119,522	18,457,804

Interest income on loans and financial leases	14,219,020	1,272,935	788,967	989,325	17	—	2,393	479,557	119,033	17,871,247
Total debt investments	334,445	160,271	115,703	30,026	—	5	17,501	41,834	488	700,273
Derivatives, net	(139,441)	1,255	10,032	—	—	—	(336)	—	—	(128,490)
Total liquidity operations, net	(97,527)	62,159	435	3,650	—	—	3,516	42,540	1	14,774

Interest expenses	(6,580,518)	(613,571)	(226,430)	(369,424)	(61)	(1)	(130)	(289,592)	(86,549)	(8,166,276)

Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	7,735,979	883,049	688,707	653,577	(44)	4	22,944	274,339	32,973	10,291,528

Total credit impairment charges, net	(3,694,885)	(111,821)	(88,743)	(217,172)	(857)	(131)	106	9,311	(23,652)	(4,127,844)

	Six months ended June 30, 2023
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	4,041,094	771,228	599,964	436,405	(901)	(127)	23,050	283,650	9,321	6,163,684

(Expenses) Income from transactions the operating segments of the Bank	(96,997)	(9,498)	(8,713)	(39,127)	(6,227)	7,018	34,535	204,688	(85,679)	—

Commissions income (1)	2,539,523	257,529	240,972	120,925	177,606	24,153	53,503	23,467	13,762	3,451,440
Commissions expenses	(1,171,263)	(126,448)	(89,894)	(50,434)	(1,976)	(119)	(4,473)	(5,608)	(1,631)	(1,451,846)

Total commissions, net	1,368,260	131,081	151,078	70,491	175,630	24,034	49,030	17,859	12,131	1,999,594

Other operating income (expenses)	877,182	13,202	10,349	72,601	5,792	(416)	1,641	5,712	1,123,542	2,109,605
Dividends and net income on equity investments	49,020	9,865	(1,306)	1,931	15,157	2,570	310	8	151,351	228,906

Total operating income, net	6,238,559	915,878	751,372	542,301	189,451	33,079	108,566	511,917	1,210,666	10,501,789

Operating expenses (2)	(3,812,228)	(441,413)	(331,084)	(328,708)	(82,421)	(24,561)	(92,545)	(44,490)	(553,912)	(5,711,362)
Impairment, depreciation and amortization	(343,761)	(61,645)	(55,937)	(27,211)	(926)	(109)	(1,525)	(1,342)	(38,817)	(531,273)

Total operating expenses	(4,155,989)	(503,058)	(387,021)	(355,919)	(83,347)	(24,670)	(94,070)	(45,832)	(592,729)	(6,242,635)

Profit before income tax	2,082,570	412,820	364,351	186,382	106,104	8,409	14,496	466,085	617,937	4,259,154

(1)	For further information about income from contracts with customers, see Note 17.3. Commissions income, net.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	Three months ended June 30, 2023
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Total interest and valuation on financial instruments	7,032,810	735,890	456,747	485,951	8	1	11,491	289,458	62,327	9,074,683

Interest income on loans and financial leases	7,177,826	627,266	392,104	481,206	8	—	1,140	243,657	62,288	8,985,495
Total debt investments	(31,736)	80,426	55,428	2,749	—	1	6,273	21,422	56	134,619
Derivatives, net	(40,847)	1,482	8,959	—	—	—	(193)	—	—	(30,599)
Total liquidity operations, net	(72,433)	26,716	256	1,996	—	—	4,271	24,379	(17)	(14,832)

Interest expenses	(3,342,578)	(304,801)	(113,420)	(187,411)	(28)	—	(59)	(147,836)	(44,880)	(4,141,013)

Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	3,690,232	431,089	343,327	298,540	(20)	1	11,432	141,622	17,447	4,933,670

Total credit impairment charges, net	(1,905,696)	(50,517)	(40,323)	(79,638)	(521)	(740)	16	10,171	(14,952)	(2,082,200)

A-19

	Three months ended June 30, 2023
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,784,536	380,572	303,004	218,902	(541)	(739)	11,448	151,793	2,495	2,851,470

(Expenses) Income from transactions the operating segments of the Bank	(51,732)	(4,966)	(4,801)	(19,763)	(4,683)	3,635	18,596	108,704	(44,990)	—

Commissions income (1)	1,298,657	129,888	117,964	61,467	90,778	23,486	26,592	11,486	7,138	1,767,456
Commissions expenses	(630,206)	(62,762)	(44,711)	(24,570)	(1,030)	(61)	(2,124)	(2,916)	(1,078)	(769,458)

Total commissions, net	668,451	67,126	73,253	36,897	89,748	23,425	24,468	8,570	6,060	997,998

Other operating income (expenses)	527,682	3,637	6,753	35,122	2,442	(340)	(1,386)	2,621	543,194	1,119,725
Dividends and net income on equity investments	45,775	9,884	(1,305)	1,907	4,649	(4,631)	(341)	4	56,328	112,270

Total operating income, net	2,974,712	456,253	376,904	273,065	91,615	21,350	52,785	271,692	563,087	5,081,463

Operating expenses (2)	(1,947,642)	(223,195)	(166,782)	(160,247)	(41,183)	(12,267)	(47,194)	(22,473)	(278,813)	(2,899,796)
Impairment, depreciation and amortization	(173,993)	(30,225)	(31,850)	(13,433)	(469)	(53)	(755)	(644)	(19,755)	(271,177)

Total operating expenses	(2,121,635)	(253,420)	(198,632)	(173,680)	(41,652)	(12,320)	(47,949)	(23,117)	(298,568)	(3,170,973)

Profit before income tax	853,077	202,833	178,272	99,385	49,963	9,030	4,836	248,575	264,519	1,910,490

(1)	For further information about income from contracts with customers, see Note 17.3. Commissions income, net.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.